Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 30, 2012
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MICRO CAP VALUE FUND
Supplement Text	cik0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

TOUCHSTONE MICRO CAP VALUE FUND

Supplement To the Prospectus and Summary Prospectus Dated November 30, 2012

The Fund’s Principal Investment Strategies

The section of the Prospectus, “The Fund’s Principal Investment Strategies”, is replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro-cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. In implementing this policy, the Fund primarily invests in common stocks of micro-cap companies. Micro-cap companies are those companies contained within the Russell Micro Cap® Value Index, or companies with similar size characteristics at the time of initial purchase.  As of October 31, 2012, the market capitalization of companies included in the Russell Micro Cap® Value Index ranged from $11 million to $837 million.  As of October 31, 2012, the average market capitalization for companies contained within the Russell Micro Cap® Value Index was approximately $310 million and the median market capitalization was approximately $162 million.  The size of the companies in the Russell Micro Cap® Value Index will change with market conditions.

The Fund’s sub-advisor, Russell Implementation Services, Inc. (“Russell”), will seek to achieve returns similar to the Fund’s benchmark index, the Russell Micro Cap® Value Index, based on estimated tracking error while controlling transaction-related expenses through reduced trading.  In seeking to achieve returns similar to the Index, Russell purchases a representative sample of the securities within the Russell Micro Cap® Value Index.  Russell will seek to manage the Fund’s risk, as measured by the annualized estimated tracking error relative to the benchmark index, by targeting a 2.0% tracking error and rebalancing the Fund if the tracking error exceeds 2.25%. The Fund’s portfolio will be determined through various risk optimization models to target a 2.0% tracking error and will also be designed to mitigate and reduce other risk. If the Fund’s tracking error exceeds 2.25%, as measured at least weekly, Russell will re-optimize the Fund’s portfolio back to the 2.0% annualized target, under the limitation that any securities purchased are within the Russell Micro Cap® Value Index’s universe.

The Principal Risks and Investment Strategies and Risks

The following risk is added to the sections of the Prospectus, “The Principal Risks” and “Investment Strategies and Risks”:

Tracking Error Risk:  There is no assurance that the sub-advisor will achieve returns similar to that of the index.  The sub-advisor does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

Strategy, Heading	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The section of the Prospectus, “The Fund’s Principal Investment Strategies”, is replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro-cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. In implementing this policy, the Fund primarily invests in common stocks of micro-cap companies. Micro-cap companies are those companies contained within the Russell Micro Cap® Value Index, or companies with similar size characteristics at the time of initial purchase.  As of October 31, 2012, the market capitalization of companies included in the Russell Micro Cap® Value Index ranged from $11 million to $837 million.  As of October 31, 2012, the average market capitalization for companies contained within the Russell Micro Cap® Value Index was approximately $310 million and the median market capitalization was approximately $162 million.  The size of the companies in the Russell Micro Cap® Value Index will change with market conditions.

The Fund’s sub-advisor, Russell Implementation Services, Inc. (“Russell”), will seek to achieve returns similar to the Fund’s benchmark index, the Russell Micro Cap® Value Index, based on estimated tracking error while controlling transaction-related expenses through reduced trading.  In seeking to achieve returns similar to the Index, Russell purchases a representative sample of the securities within the Russell Micro Cap® Value Index.  Russell will seek to manage the Fund’s risk, as measured by the annualized estimated tracking error relative to the benchmark index, by targeting a 2.0% tracking error and rebalancing the Fund if the tracking error exceeds 2.25%. The Fund’s portfolio will be determined through various risk optimization models to target a 2.0% tracking error and will also be designed to mitigate and reduce other risk. If the Fund’s tracking error exceeds 2.25%, as measured at least weekly, Russell will re-optimize the Fund’s portfolio back to the 2.0% annualized target, under the limitation that any securities purchased are within the Russell Micro Cap® Value Index’s universe.

Strategy Portfolio Concentration Text	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro-cap companies.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The following risk is added to the sections of the Prospectus, “The Principal Risks” and “Investment Strategies and Risks”:

Tracking Error Risk:  There is no assurance that the sub-advisor will achieve returns similar to that of the index.  The sub-advisor does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

Supplement Closing	cik0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.